REVENUE AND OTHER OPERATING INCOME - Narrative (Details) $ in Thousands	1 Months Ended						12 Months Ended			14 Months Ended
	May 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 vessels	Dec. 31, 2021 vessels	Nov. 30, 2021 USD ($) tanker	Dec. 31, 2023 USD ($) vessels tanker	Dec. 31, 2022 USD ($) tanker	Dec. 31, 2021 USD ($) tanker	Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets							$ 113,224	$ 140,826		$ 140,826
Gain on settlement of claims							397	3,998	$ 0
Proceeds from sale of vessels							142,740	80,000	80,000
Gain on sale of vessels							21,959	4,596	3,226
Loss on termination of leased vessels							0	431	0
Gain (loss) on pool arrangements							1,683	(141)	315
SFL Tanker Holding Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain (loss) on pool arrangements							$ 1,700	(100)	300
Number of owned pooled assets | tanker							2
Number of unowned pooled assets | vessels							2
Other assets | Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract asset							$ 6,200	5,300
Assets recognised from costs to obtain or fulfil contracts with customers							2,700	2,500
Contract assets							3,500	2,900		2,900
Decrease through impairment, contract assets							0	0	$ 0
Other assets | Voyages in progress
Disclosure of disaggregation of revenue from contracts with customers [line items]
Assets recognised from costs to obtain or fulfil contracts with customers							2,900
Dewi Maeswara
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on settlement of claims							400	2,500
Front Altair
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on settlement of claims								$ 1,500
LR2 Tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of tankers sold | tanker								2	2
LR2 Tanker | SFL Tanker Holding Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of tankers sold | tanker						4
Proceeds from sale of vessels/tankers						$ 160,000
Number of tankers delivered | vessels				2	2
Proceeds from sale of vessels								$ 35,100		$ 68,600
Gain on sale of vessels								4,600	$ 3,200
Front Eminence
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of vessels/tankers		$ 61,000
Gain on sale of vessels							9,900
Front Balder
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of vessels/tankers		$ 39,500
Gain on sale of vessels							2,800
Front Eminence And Front Balder
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of vessels							63,600
Front Njord
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of vessels/tankers	$ 44,500
Proceeds from sale of vessels							28,200
Gain on sale of vessels							$ 9,300
Front Force and Front Energy | SFL Tanker Holding Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in lease obligations								46,600
Proceeds from termination of contract			$ 4,500
Loss on termination of leased vessels								$ 400